FINANCIAL INSTRUMENTS - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Parenthetical) (Details) - Weighted Average	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	21.00%	61.00%
Lease liabilities | In Pesos
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	50.00%	53.00%
Lease liabilities | In Dollars
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	13.00%	12.00%